Equity - Unrealized Gain or Loss on Financial Assets at FVOCI (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Beginning balance	$ 521	$ (125)	$ (8)
Recognized for the year, Unrealized gain or loss
Equity instruments	45	641	(111)
Share of profits (loss) of associates and join ventures accounted for using equity method	(2)	5	(6)
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	0	0	0
Ending balance	$ 564	$ 521	$ (125)